POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 27, 2008 TO THE PROSPECTUS
DATED AUGUST 30, 2007 OF:

PowerShares CleantechTM Portfolio

Effective June 28, 2008, the Cleantech IndexTM (the "Underlying Index") will rebalance and expand its universe to include securities of cleantech companies domiciled in markets outside of the United States, including companies domiciled in Canada, the Philippines, Singapore, China, Japan, India, France, Germany, Spain, Switzerland, Denmark, the United Kingdom, Norway, Finland, Austria, the Netherlands, Portugal, Hong Kong, Israel and Belgium. Previously, the Underlying Index only included domestic securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 27, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 30, 2007 OF:

PowerShares CleantechTM Portfolio

Effective June 28, 2008, the Cleantech IndexTM (the "Underlying Index") will rebalance and expand its universe to include securities of cleantech companies domiciled in markets outside of the United States, including companies domiciled in Canada, the Philippines, Singapore, China, Japan, India, France, Germany, Spain, Switzerland, Denmark, the United Kingdom, Norway, Finland, Austria, the Netherlands, Portugal, Hong Kong, Israel and Belgium. Previously, the Underlying Index only included domestic securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.